INCOME TAX - Schedule of components and annual movement of deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (10,481)	$ (11,379)	$ (8,102)
Tangible fixed assets
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(3,266)	(2,916)	(4,865)
Convertible bonds
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(4,652)	(5,067)	0
Other liabilities
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (2,563)	$ (3,396)	$ (3,237)